Share capital (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital [Abstract]
Summary of share capital

	December 31,
	2021	2020	2019
	£000s	£000s	£000s
Authorized, allotted, called up and fully paid ordinary shares, par value £0.05	4,489	4,165	3,919

	Number	Number	Number
Number of shares in issue	89,784,720	83,306,259	78,370,265

Summary of details of shares issued

Details of the shares issued during the current and previous year are as follows:

Number of shares in issue at January 1, 2019	71,069,933
Shares issued during the year	5,062,167
Options exercised at £0.05	581,101
Options exercised at £0.25	728,078
Options exercised at £1.00	40,000
Options exercised at £1.06	23,986
Options exercised at £1.10	200,000
Options exercised at £1.12	5,000
Options exercised at £1.17	500,000
Options exercised at £1.25	160,000
Number of shares in issue at December 31, 2019	78,370,265
Shares issued during the year	4,276,580
Options exercised at £0.05	496,666
Options exercised at £0.85	56,470
Options exercised at £1.00	60,000
Options exercised at £1.90	46,278
Number of shares in issue at December 31, 2020	83,306,259
Shares issued during the year	6,066,654
Options exercised at £0.05	66,114
Options exercised at £0.85	121,854
Options exercised at £1.00	25,000
Options exercised at £1.28	720
Options exercised at £1.90	198,119
Number of shares in issue at December 31, 2021	89,784,720

Summary of options outstanding

Details of the options outstanding are as follows:

Year of issue	Weighted average Exercise price (£)	Weighted average Exercise price ($)	At January 1, 2021	Options granted	Options forfeited	Options expired	Options exercised	At December 31, 2021	Weighted average years to expiry date
2013	1.06	1.43	10,000				(10,000)	-	1.54
2014	1.06	1.43	21,000				(9,000)	12,000	2.46
2015	1.06	1.43	16,000				(6,000)	10,000	3.52
2016	1.21	1.64	60,215				(720)	59,495	4.37
2017	1.77	2.38	171,500				(32,780)	138,720	5.75
2018	0.05	0.07	223,766		(13,068)			210,698	6.32
2019	1.20	1.62	3,109,337		(466,250)		(353,307)	2,289,780	7.73
2020	3.57	4.82	3,157,076		(37,007)		-	3,120,069	7.91
2021	5.54	7.48		2,259,153	(47,216)			2,211,937	9.28

Total			6,768,894	2,259,153	(563,541)	-	(411,807)	8,052,699	8.31